Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Mar. 11, 2021	May 25, 2020	May 10, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [Line Items]
Withholding tax rate on dividends declared				10.00%
Dividend for fiscal year twenty eighteen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share			¥ 0.134
Approval of a final dividend, total			¥ 4,100
Dividend for fiscal year twenty nineteen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share		¥ 0.148			¥ 0.148
Approval of a final dividend, total		¥ 4,529			¥ 4,529
Dividend for fiscal year twenty twenty [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share				¥ 0.164
Approval of a final dividend, total				¥ 5,018
Dividend for fiscal year twenty twenty [member] | Dividends Proposed [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share	¥ 0.164